Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
The Lincoln Electric Company Employee Savings Plan
Fair Value Measurements
Schedule of plan's investments at fair value

	Assets at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Mutual funds	$206,848,437	$-	$-	$206,848,437
Self-directed brokerage accounts	37,845,069	-	-	37,845,069
Lincoln Electric Stock	168,399,752	-	-	168,399,752
Total investments in the fair value hierarchy	413,093,258	-	-	413,093,258
Common/collective trusts measured at NAV				852,362,860
Total investments at fair value				$1,265,456,118

	Assets at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Mutual funds	$374,537,747	$-	$-	$374,537,747
Self-directed brokerage accounts	37,217,171	-	-	37,217,171
Lincoln Electric Stock	148,524,969	-	-	148,524,969
Total investments in the fair value hierarchy	560,279,887	-	-	560,279,887
Common/collective trusts measured at NAV				530,663,072
Total investments at fair value				$1,090,942,959